Item 1. Schedule of Investments:

Putnam Managed High Yield Trust

The fund's portfolio
8/31/05 (Unaudited)
	-

CORPORATE BONDS AND NOTES (90.9%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.1%)

Lamar Media Corp. company guaranty 7 1/4s, 2013		$100,000	$105,250

Automotive (3.2%)

ArvinMeritor, Inc. notes 8 3/4s, 2012		50,000	51,875
Dana Corp. notes 10 1/8s, 2010		30,000	31,508
Dana Corp. notes 9s, 2011		190,000	207,338
Dana Corp. notes 7s, 2029		15,000	13,223
Delco Remy International, Inc. company guaranty 11s, 2009		40,000	28,200
Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012		160,000	102,800
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		75,000	69,375
Ford Motor Co. notes 7.45s, 2031		205,000	163,924
Ford Motor Credit Corp. bonds 7 3/8s, 2011		270,000	266,237
Ford Motor Credit Corp. notes 7 7/8s, 2010		410,000	412,177
General Motors Acceptance Corp. bonds 8s, 2031		140,000	129,521
Meritor Automotive, Inc. notes 6.8s, 2009		115,000	113,275
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		100,000	103,750
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		300,000	340,500
TRW Automotive Inc. sr. sub. notes 11s, 2013		145,000	166,750

			2,200,453

Basic Materials (10.3%)

AK Steel Corp. company guaranty 7 3/4s, 2012		120,000	111,300
Almatis Investment Holdings Sarl sr. notes 11s, 2013 (Luxembourg) (PIK)		179,869	190,211
ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		125,000	145,938
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		130,000	147,388
Century Aluminum Co. company guaranty 7 1/2s, 2014		60,000	62,100
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		210,000	220,500
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	185,000	227,381
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	210,000	286,643
Compass Minerals Group, Inc. company guaranty 10s, 2011		$80,000	88,000
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013
(STP)		50,000	42,750
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		235,000	206,800
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014 (STP)		80,000	58,000
Equistar Chemicals LP notes 8 3/4s, 2009		95,000	100,938
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		290,000	319,363
Georgia-Pacific Corp. bonds 7 3/4s, 2029		75,000	83,531
Georgia-Pacific Corp. company guaranty 9 3/8s, 2013		130,000	145,275
Georgia-Pacific Corp. debs. 9 1/2s, 2011		250,000	296,250
Georgia-Pacific Corp. debs. 7.7s, 2015		210,000	237,825
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		175,000	194,688
Hercules, Inc. company guaranty 11 1/8s, 2007		75,000	84,000
Hercules, Inc. company guaranty 6 3/4s, 2029		140,000	138,600
Huntsman Advanced Materials, LLC sec. FRN 11.82s, 2008		8,000	8,390
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		40,000	45,400
Huntsman, LLC company guaranty 11 5/8s, 2010		78,000	91,358
Huntsman, LLC company guaranty 11 1/2s, 2012		40,000	46,900
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		325,000	334,344
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		5,000	4,938
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		10,000	9,525
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	101,948	116,903
Lyondell Chemical Co. bonds 11 1/8s, 2012		$10,000	11,375
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		130,000	149,825
Lyondell Chemical Co. company guaranty 9 1/2s, 2008		100,000	105,250
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		65,000	68,575
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		245,000	250,513
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	5,000	6,711
Nalco Co. sr. notes 7 3/4s, 2011	EUR	10,000	13,379
Nalco Co. sr. sub. notes 9s, 2013	EUR	65,000	87,324
Nalco Co. sr. sub. notes 8 7/8s, 2013		$300,000	322,875
Nell AF Sarl 144A sr. notes 8 3/8s, 2015 (Luxembourg)		105,000	106,181
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		75,000	74,250
Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		460,000	461,150
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		31,547	33,598
PQ Corp. 144A company guaranty 7 1/2s, 2013		60,000	60,300
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	235,000	301,695
SGL Carbon Luxembourg SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)	EUR	50,000	67,265
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$110,000	117,425
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		27,275	27,002
Stone Container Corp. sr. notes 9 3/4s, 2011		40,000	41,700
Stone Container Corp. sr. notes 8 3/8s, 2012		140,000	139,300
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		215,000	202,638
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		25,000	18,500
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		45,000	46,913
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		90,000	96,300
United States Steel Corp. sr. notes 9 3/4s, 2010		214,000	234,330
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		7,393	5,914
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		14,333	11,466
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F)(NON)(DEF)		40,000	4

			7,106,997

Beverage (0.1%)

Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		45,000	47,363
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		45,000	47,869

			95,232

Broadcasting (4.0%)

British Sky Broadcasting PLC company guaranty 6 7/8s, 2009 (United Kingdom)		210,000	224,966
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		194,000	212,915
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015		520,000	518,700
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)		440,000	2,200
Echostar DBS Corp. company guaranty 6 5/8s, 2014		165,000	163,556
Echostar DBS Corp. sr. notes 6 3/8s, 2011		235,000	233,531
Emmis Communications Corp. sr. notes FRN 9.745s, 2012		95,000	96,188

Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		255,000	240,656
Gray Television, Inc. company guaranty 9 1/4s, 2011		105,000	114,188
Paxson Communications Corp. company guaranty 10 3/4s, 2008		105,000	105,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		155,000	168,756
Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014		150,000	171,000
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011		60,000	63,600
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013		140,000	137,550
Young Broadcasting, Inc. company guaranty 10s, 2011		301,000	289,713
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		65,000	58,825

			2,801,344

Building Materials (0.8%)

Associated Materials, Inc. company guaranty 9 3/4s, 2012		70,000	71,575
Building Materials Corp. company guaranty 8s, 2008		60,000	59,850
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		5,000	4,375
Owens Corning notes 7 1/2s, 2006 (In default) (NON)		120,000	105,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		350,000	340,375

			581,775

Cable Television (3.1%)

Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)		20,000	16,825
Adelphia Communications Corp. sr. notes 10 1/4s, 2011 (In default) (NON)		90,000	79,200
Adelphia Communications Corp. sr. notes 10 1/4s, 2006 (In default) (NON)		5,000	4,181
Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)		5,000	4,344
Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)		40,000	33,850
Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014		255,000	247,350
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		195,000	193,781
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (12 1/8s,
1/15/07), 2012 (STP)		35,000	20,913
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s,
5/15/06), 2011 (STP)		5,000	3,388
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011		240,000	184,200
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009		200,000	170,000
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 1/4s, 2010		75,000	61,125
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		175,000	132,125
Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009		200,000	165,250
Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009		20,000	16,550
CSC Holdings, Inc. debs. 7 5/8s, 2018		45,000	43,650
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		80,000	80,200
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		155,000	148,413
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)		270,000	301,725
Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)		30,000	30,375
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		155,000	170,888
Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)		50,000	51,375

			2,159,708

Capital Goods (9.7%)

AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013		65,000	66,279
Aero Invest 1 SA 144A company guaranty FRN 10.667s, 2015 (Luxembourg) (PIK)	EUR	270,000	333,679
Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		$240,000	253,200
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		320,000	352,000
Argo-Tech Corp. sr. notes 9 1/4s, 2011		220,000	240,900
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		35,000	38,325
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		35,000	36,575
Blount, Inc. sr. sub. notes 8 7/8s, 2012		125,000	136,250
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		80,000	69,800
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		145,000	144,275
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		95,000	104,738
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		320,000	377,600
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired 7/23/04, cost $156,000) (RES)		476,000	180,880
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		250,000	273,750
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012		30,000	29,850
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s, 2012		115,000	108,675
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		45,000	45,113
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		80,000	80,400
L-3 Communications Corp. company guaranty 6 1/8s, 2013		325,000	328,250
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		165,000	167,475
Legrand SA debs. 8 1/2s, 2025 (France)		310,000	375,100
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		91,000	102,375
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	25,000	33,863
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$290,000	303,050
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		255,000	255,000
Mueller Group, Inc. sr. sub. notes 10s, 2012		175,000	187,469
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s, 4/15/09), 2014 (STP)		105,000	76,650
Owens-Brockway Glass company guaranty 8 1/4s, 2013		180,000	192,600
Owens-Brockway Glass company guaranty 7 3/4s, 2011		75,000	79,500
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		170,000	185,300
Owens-Illinois, Inc. debs. 7.8s, 2018		70,000	71,925
Polypore, Inc. sr. sub. notes 8 3/4s, 2012		155,000	141,825
Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		250,000	266,875
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		210,000	184,275
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		305,000	296,613
TD Funding Corp. company guaranty 8 3/8s, 2011		60,000	63,600
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		240,000	261,000
Terex Corp. company guaranty 9 1/4s, 2011		35,000	37,888
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		190,000	204,488

			6,687,410

Commercial and Consumer Services (0.4%)

Muzak LLC/Muzak Finance Corp sr. notes 10s, 2009		300,000	261,000

Communication Services (6.8%)

Alamosa Delaware, Inc. company guaranty 11s, 2010		60,000	67,950
Alamosa Delaware, Inc. company guaranty 12s, 2009		50,000	55,750
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		70,000	75,950
American Cellular Corp. company guaranty 9 1/2s, 2009		35,000	37,275
American Cellular Corp. sr. notes Ser. B, 10s, 2011		320,000	340,800
American Tower Corp. sr. notes 9 3/8s, 2009		27,000	28,316
American Tower Corp. sr. notes 7 1/2s, 2012		65,000	68,738
American Towers, Inc. company guaranty 7 1/4s, 2011		125,000	131,563
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		96,207	3,127
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013		75,000	83,625
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		25,000	23,250
Cincinnati Bell, Inc. company guaranty 7s, 2015		60,000	58,800
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		80,000	80,800

Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023	70,000	67,900
Citizens Communications Co. notes 9 1/4s, 2011	185,000	204,888
Citizens Communications Co. sr. notes 6 1/4s, 2013	160,000	154,600
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013 (Ireland)	45,000	48,375
Globix Corp. company guaranty 11s, 2008 (PIK)	23,008	21,800
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)	90,000	94,613
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United
Kingdom) (STP)	175,000	143,938
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)	160,000	166,000
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)	75,000	76,313
iPCS, Inc. sr. notes 11 1/2s, 2012	55,000	63,525
IWO Holdings, Inc. sec. FRN 7.349s, 2012	20,000	21,000
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011	135,000	111,713
Madison River Capital Corp. sr. notes 13 1/4s, 2010	58,000	62,205
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	5,000	5,355
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014	490,000	509,092
Nextel Partners, Inc. sr. notes 12 1/2s, 2009	55,000	59,606
Nextel Partners, Inc. sr. notes 8 1/8s, 2011	225,000	244,406
Qwest Communications International, Inc. company guaranty 8s, 2014	410,000	393,600
Qwest Corp. notes 8 7/8s, 2012	330,000	360,525
Qwest Corp. 144A sr. notes 7 5/8s, 2015	115,000	117,875
Qwest Services Corp. sec. notes 14s, 2014	65,000	79,625
Qwest Services Corp. sec. notes 13 1/2s, 2010	85,000	97,963
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	50,000	61,063
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)	40,000	46,600
Rural Cellular Corp. sr. notes 9 7/8s, 2010	120,000	127,200
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	30,000	30,375
SBA Communications Corp. sr. notes 8 1/2s, 2012	55,000	60,019
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s,
12/15/07), 2011 (STP)	43,000	39,453
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013	60,000	61,200
U S West, Inc. debs. 7 1/4s, 2025	55,000	51,838
Valor Telecommunications Enterprises LLC/Finance Corp. company guaranty 7 3/4s, 2015	60,000	58,950

		4,697,559

Consumer (0.9%)

Icon Health & Fitness company guaranty 11 1/4s, 2012	110,000	90,750
Jostens IH Corp. company guaranty 7 5/8s, 2012	245,000	251,738
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	260,000	278,200

		620,688

Consumer Goods (1.8%)

Church & Dwight Co., Inc. company guaranty 6s, 2012	105,000	104,475
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	45,000	47,363
Playtex Products, Inc. company guaranty 9 3/8s, 2011	190,000	201,400
Playtex Products, Inc. sec. notes 8s, 2011	140,000	149,100
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	259,000	269,360
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	125,000	123,125
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	45,000	46,350
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	280,000	269,500

		1,210,673

Consumer Services (0.5%)

Brand Services, Inc. company guaranty 12s, 2012	350,000	372,750

Energy (7.3%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	270,000	275,400
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)	70,000	75,950
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)	85,000	86,381
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	100,000	101,625
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	45,000	48,375
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	210,000	225,750
Chesapeake Energy Corp. sr. notes 7s, 2014	60,000	63,300
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	95,000	96,188
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014	22,000	22,770
Encore Acquisition Co. 144A sr. sub. notes 6s, 2015	152,000	148,200
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	45,000	44,775
Exco Resources, Inc. company guaranty 7 1/4s, 2011	175,000	180,250
Forest Oil Corp. company guaranty 7 3/4s, 2014	70,000	74,200
Forest Oil Corp. sr. notes 8s, 2008	35,000	37,013
Forest Oil Corp. sr. notes 8s, 2011	145,000	159,138
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	110,000	134,888
Grant Prideco Escrow, Inc. 144A sr. unsecd. notes 6 1/8s, 2015	55,000	55,688
Hanover Compressor Co. sr. notes 8 5/8s, 2010	40,000	43,000
Hanover Compressor Co. sr. notes 9s, 2014	70,000	77,175
Hanover Compressor Co. sub. notes zero %, 2007	95,000	85,025
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	30,000	32,175
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	275,000	274,313
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014	275,000	268,125
KCS Energy, Inc. sr. notes 7 1/8s, 2012	65,000	66,625
Key Energy Services, Inc. sr. notes 6 3/8s, 2013	280,000	280,700
Massey Energy Co. sr. notes 6 5/8s, 2010	260,000	265,850
Newfield Exploration Co. sr. notes 7 5/8s, 2011	130,000	141,700
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	125,000	130,938
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014	75,000	78,563
Peabody Energy Corp. sr. notes 5 7/8s, 2016	135,000	133,650
Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014	45,000	50,288
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022	30,000	36,525
Petroleum Geo-Services notes 10s, 2010 (Norway)	100,000	112,500
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	95,000	101,175
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	145,000	158,050
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	110,000	116,050
Pride International, Inc. sr. notes 7 3/8s, 2014	185,000	200,725
Seabulk International, Inc. company guaranty 9 1/2s, 2013	100,000	112,500
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	140,000	124,600
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014	280,000	275,800
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	45,000	48,375
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	25,000	26,250

		5,070,568

Entertainment (1.5%)

AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012	45,000	45,281
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	162,000	149,850
Cinemark USA, Inc. sr. sub. notes 9s, 2013	155,000	164,300
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)	180,000	128,475
LCE Acquisition Corp. 144A company guaranty 9s, 2014	335,000	329,138
Six Flags, Inc. sr. notes 8 7/8s, 2010	105,000	105,788

Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		55,000	57,888
Universal City Florida Holding Co. sr. notes FRN 8.443s, 2010		75,000	78,563

			1,059,283

Financial (1.3%)

Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		55,000	56,306
E*Trade Finance Corp. sr. notes 8s, 2011		175,000	185,500
Finova Group, Inc. notes 7 1/2s, 2009		185,020	76,783
Residential Capital Corp. 144A notes 6 7/8s, 2015		105,000	111,168
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)		85,000	89,038
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		100,000	101,250
Western Financial Bank sub. debs. 9 5/8s, 2012		240,000	271,160

			891,205

Food (1.6%)

Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)(PIK)		18,636	3,969
Dean Foods Co. sr. notes 6 5/8s, 2009		335,000	347,563
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		100,000	108,500
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		80,000	81,000
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		285,000	275,025
United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)	EUR	195,000	254,299

			1,070,356

Gaming & Lottery (3.7%)

Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		$60,000	64,800
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		160,000	173,600
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		30,000	31,950
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		60,000	61,275
Cirsa Finance Luxembourg SA 144A sr. notes 8 3/4s, 2014 (Luxembourg)	EUR	185,000	244,784
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		$175,000	192,063
MGM Mirage, Inc. company guaranty 6s, 2009		125,000	124,531
Mirage Resorts, Inc. debs. 7 1/4s, 2017		40,000	41,200
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		155,000	169,531
Park Place Entertainment Corp. sr. notes 7s, 2013		115,000	128,545
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		95,000	104,500
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		185,000	195,175
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		50,000	49,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013		70,000	72,450
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		150,000	151,500
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		120,000	135,300
Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		130,000	131,625
Station Casinos, Inc. sr. notes 6s, 2012		90,000	90,675
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		90,000	92,475
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s, 2014		280,000	272,300

			2,527,779

Health Care (5.5%)

AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		70,000	81,025
AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		100,000	109,500
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		310,000	313,488
DaVita, Inc. 144A sr. notes 6 5/8s, 2013		45,000	45,675
DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		85,000	86,381
Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)		150,000	132,000
HCA, Inc. debs. 7.19s, 2015		60,000	64,117
HCA, Inc. notes 8.36s, 2024		60,000	67,339
HCA, Inc. notes 7.69s, 2025		70,000	74,272
HCA, Inc. notes 7s, 2007		10,000	10,300
HCA, Inc. notes 6 3/8s, 2015		55,000	56,467
HCA, Inc. notes 5 3/4s, 2014		55,000	54,355
Healthsouth Corp. notes 7 5/8s, 2012		260,000	252,200
Healthsouth Corp. sr. sub. notes 10 3/4s, 2008		45,000	46,575
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		35,000	37,013
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		180,000	108,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		120,000	117,900
Psychiatric Solutions, Inc. 144A sr. sub. notes 7 3/4s, 2015		270,000	281,475
Service Corp. International debs. 7 7/8s, 2013		40,000	42,600
Service Corp. International notes 6 1/2s, 2008		20,000	20,250
Service Corp. International notes Ser. *, 7.7s, 2009		50,000	52,438
Service Corp. International 144A sr. notes 7s, 2017		50,000	50,625
Service Corp. International 144A sr. notes 6 3/4s, 2016		140,000	141,750
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		260,000	250,250
Tenet Healthcare Corp. notes 7 3/8s, 2013		85,000	82,875
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		255,000	271,575
Tenet Healthcare Corp. sr. notes 6 1/2s, 2012		90,000	85,050
Triad Hospitals, Inc. sr. notes 7s, 2012		130,000	134,550
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		225,000	230,906
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		85,000	85,850
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		250,000	271,875
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		55,000	63,250
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		40,000	40,700
Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)		55,000	56,375

			3,819,001

Homebuilding (2.9%)

Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		70,000	74,200
D.R. Horton, Inc. company guaranty 8s, 2009		20,000	21,689
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		120,000	132,600
D.R. Horton, Inc. sr. notes 6 7/8s, 2013		25,000	26,563
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		50,000	49,742
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		90,000	96,525
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014		70,000	69,068
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		50,000	49,718
Meritage Homes Corp. company guaranty 6 1/4s, 2015		60,000	56,175
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		70,000	76,213
Standard Pacific Corp. sr. notes 7s, 2015		285,000	280,725
Standard Pacific Corp. sr. notes 6 7/8s, 2011		10,000	10,000
Standard Pacific Corp. sr. notes 6 1/4s, 2014		215,000	204,250
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		55,000	58,713
Technical Olympic USA, Inc. company guaranty 9s, 2010		80,000	83,300
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		320,000	296,800
WCI Communities, Inc. company guaranty 10 5/8s, 2011		30,000	32,100
WCI Communities, Inc. company guaranty 9 1/8s, 2012		400,000	418,000

			2,036,381

Household Furniture and Appliances (0.3%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		200,000	213,500

Lodging/Tourism (2.0%)

FelCor Lodging LP company guaranty 9s, 2008 (R)		55,000	60,638
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008		33,000	33,454
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)		60,000	64,425
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		165,000	172,425
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012		255,000	280,500
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		110,000	118,250
MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)		65,000	68,250
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007		80,000	82,900
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		95,000	104,025
Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005		105,000	105,394
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015		260,000	260,000

			1,350,261

Media (0.5%)

Affinity Group, Inc. sr. sub. notes 9s, 2012		270,000	280,125
Warner Music Group sr. sub. notes 7 3/8s, 2014 (acquired 8/11/04, cost $95,500) (RES)		100,000	102,000

			382,125

Other (2.3%)

Lehman Brothers HY 144A TRAINS FRN Ser. 2005-1, 7.651s, 2015		1,500,000	1,560,000

Publishing (5.2%)

American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009		250,000	251,563
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		382,086	401,190
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		315,000	310,275
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		170,000	183,813
Dex Media, Inc. disc. notes zero %, 2013		85,000	69,063
Dex Media, Inc. notes 8s, 2013		345,000	366,563
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		315,000	340,200
MediaNews Group, Inc. sr. sub. notes 6 7/8s, 2013		175,000	174,344
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		130,000	136,175
PRIMEDIA, Inc. sr. notes 8s, 2013		190,000	193,800
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		80,000	81,400
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010		170,000	183,813
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		85,000	98,281
R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010		20,000	21,625
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		335,000	343,375
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		340,000	347,650
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		120,000	105,600

			3,608,730

Restaurants (0.3%)

Domino's, Inc. sr. sub. notes 8 1/4s, 2011		80,000	85,600
Sbarro, Inc. company guaranty 11s, 2009		155,000	156,938

			242,538

Retail (2.0%)

Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		80,000	79,400
Autonation, Inc. company guaranty 9s, 2008		160,000	176,800
Bear Creek Corp. 144A sr. notes 9s, 2013		60,000	63,000
JC Penney Co., Inc. debs. 7.95s, 2017		155,000	183,269
JC Penney Co., Inc. debs. 7 1/8s, 2023		90,000	102,089
JC Penney Co., Inc. notes 9s, 2012		20,000	23,775
JC Penney Co., Inc. notes 8s, 2010		5,000	5,551
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		80,000	83,400
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		90,000	92,250
Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		135,000	137,194
Ray Acquisition sr. notes 9 3/8s, 2015 (France)	EUR	85,000	108,078
Rite Aid Corp. company guaranty 9 1/2s, 2011		$100,000	105,750
Rite Aid Corp. company guaranty 7 1/2s, 2015		80,000	76,800
Rite Aid Corp. debs. 6 7/8s, 2013		5,000	4,325
Rite Aid Corp. sr. notes 9 1/4s, 2013		75,000	72,750
United Auto Group, Inc. company guaranty 9 5/8s, 2012		70,000	75,163

			1,389,594

Technology (3.7%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		200,000	203,250
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		70,000	72,100
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		135,000	136,013
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		115,000	120,750
Iron Mountain, Inc. company guaranty 7 3/4s, 2015		125,000	127,969
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		295,000	279,513
Lucent Technologies, Inc. debs. 6 1/2s, 2028		10,000	8,750
Lucent Technologies, Inc. debs. 6.45s, 2029		175,000	153,563
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)		65,000	55,006
SCG Holding Corp. 144A notes zero %, 2011		65,000	109,200
Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)		110,000	116,325
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015		136,000	142,120
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013		94,000	98,700
UGS Corp. company guaranty 10s, 2012		280,000	313,600
Xerox Capital Trust I company guaranty 8s, 2027		130,000	135,200
Xerox Corp. notes Ser. MTN, 7.2s, 2016		80,000	86,600
Xerox Corp. sr. notes 7 5/8s, 2013		195,000	207,675
Xerox Corp. sr. notes 6 7/8s, 2011		180,000	188,100

			2,554,434

Textiles (0.9%)

Levi Strauss & Co. sr. notes 12 1/4s, 2012		205,000	230,369
Levi Strauss & Co. sr. notes 9 3/4s, 2015		190,000	200,450
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		75,000	80,438
Russell Corp. company guaranty 9 1/4s, 2010		120,000	126,750

			638,007

Tire & Rubber (0.6%)

Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		35,000	36,575

Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	180,000	177,750
Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008	35,000	35,000
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	135,000	135,000

		384,325

Transportation (1.0%)

American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011	95,000	90,013
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	170,000	129,200
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	200,000	218,750
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	30,000	31,125
Navistar International Corp. company guaranty 6 1/4s, 2012	85,000	81,600
Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006	120,000	123,300

		673,988

Utilities & Power (6.6%)

AES Corp. (The) sr. notes 8 7/8s, 2011	13,000	14,365
AES Corp. (The) sr. notes 8 3/4s, 2008	4,000	4,270
AES Corp. (The) 144A sec. notes 9s, 2015	130,000	143,650
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	190,000	209,000
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	100,000	112,500
ANR Pipeline Co. debs. 9 5/8s, 2021	135,000	174,236
CMS Energy Corp. sr. notes 8.9s, 2008	130,000	141,700
CMS Energy Corp. sr. notes 8 1/2s, 2011	40,000	45,100
CMS Energy Corp. sr. notes 7 3/4s, 2010	30,000	32,550
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015	95,000	94,882
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	245,000	273,788
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	65,000	65,163
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	100,000	100,000
El Paso CGP Co. notes 7 3/4s, 2010	40,000	41,000
El Paso Corp. sr. notes 8.05s, 2030	95,000	96,663
El Paso Corp. sr. notes 7 3/8s, 2012	65,000	65,650
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	65,000	65,325
El Paso Natural Gas Co. debs. 8 5/8s, 2022	30,000	35,820
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	275,000	290,813
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	115,000	114,138
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	225,000	252,000
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	135,000	160,650
Monongahela Power Co. 1st mtge. 6.7s, 2014	70,000	77,700
National Power Corp. 144A foreign government guaranty FRN 8.073s, 2011 (Philippines)	65,000	65,455
Nevada Power Co. 2nd mtge. 9s, 2013	55,000	61,738
Northwest Pipeline Corp. company guaranty 8 1/8s, 2010	135,000	144,788
NRG Energy, Inc. company guaranty 8s, 2013	348,000	375,840
Orion Power Holdings, Inc. sr. notes 12s, 2010	100,000	121,000
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	105,000	107,888
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	85,000	89,934
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	110,000	116,325
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	25,000	25,750
Sierra Pacific Resources sr. notes 8 5/8s, 2014	165,000	182,325
Teco Energy, Inc. notes 7.2s, 2011	35,000	37,669
Teco Energy, Inc. notes 7s, 2012	55,000	58,919
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015	10,000	10,625
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	15,598
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	30,000	33,403
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014	140,000	145,250
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	20,000	22,400
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	105,000	109,725
Utilicorp United, Inc. sr. notes 9.95s, 2011	75,000	83,438
Williams Cos., Inc. (The) notes 8 3/4s, 2032	25,000	30,375
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	27,906
Williams Cos., Inc. (The) notes 7 5/8s, 2019	95,000	105,450
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)	65,719	5,481

		4,588,245

Total corporate bonds and notes (cost $61,803,274)		$62,961,159

CONVERTIBLE BONDS AND NOTES (1.8%)(a)

	Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)	$490,000	$5
Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008	65,000	64,188
Kulicke & Soffa Industries, Inc. cv. sub. notes 0.5s, 2008	390,000	294,450
L-3 Communications Corp. 144A cv. bonds 3s, 2035	125,000	128,594
Lear Corp. cv. company guaranty zero %, 2022	677,000	308,035
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	25,000	25,766
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	293,250
Titan International, Inc. cv. sr. notes 5 1/4s, 2009	60,000	71,475
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	50,000	61,250

Total convertible bonds and notes (cost $1,666,569)		$1,247,013

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)

	Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.	1,537	$77,619
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	2,929	134,734
Huntsman Corp. $2.50 cv. pfd.	6,062	262,182
MetLife, Inc. Ser. B, $1.594 cv. pfd.	8,200	226,525
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	2,225	278,125
Williams Cos., Inc. (The) 144A $2.75 cv. pfd.	1,160	121,800

Total convertible preferred stocks (cost $1,068,874)		$1,100,985

FOREIGN GOVERNMENT BONDS AND NOTES (1.1%)(a)

	Principal amount	Value

Brazil (Federal Republic of) bonds 10 1/2s, 2014	$165,000	$193,050
Colombia (Republic of) bonds 10 3/8s, 2033	35,000	43,365
Indonesia (Republic of) 144A notes 7 1/4s, 2015	85,000	83,938
Indonesia (Republic of) 144A sr. notes 6 3/4s, 2014	50,000	48,000
Peru (Republic of) bonds 8 3/8s, 2016	60,000	68,700
Philippines (Republic of) bonds 9 1/2s, 2024	60,000	64,800
Philippines (Republic of) bonds 8 3/8s, 2011	80,000	82,920
United Mexican States bonds Ser. MTN, 8.3s, 2031	120,000	152,100
Venezuela (Republic of) notes 10 3/4s, 2013	45,000	53,505

Total foreign government bonds and notes (cost $739,185)		$790,378

COMMON STOCKS (0.8%)(a)

	Shares	Value

AMRESCO Creditor Trust (acquired various dates from 5/05/99 to 5/10/00, cost $21,607)
(F)(RES)(NON)(R)				180,000	$180
Birch Telecom, Inc. (F)(NON)				195	1
Coinmach Service Corp. IDS (Income Deposit Securities)				20,176	276,209
Comdisco Holding Co., Inc.				85	1,509
Compass Minerals International, Inc.				112	2,756
Contifinancial Corp. Liquidating Trust Units				505,286	632
Covad Communications Group, Inc. (NON)				3,010	3,642
Crown Castle International Corp. (NON)				235	5,819
Dobson Communications Corp. (NON)				338	2,572
iPCS, Inc. (NON)				3,684	154,360
Knology, Inc. (NON)				33	72
Northwestern Corp.				978	30,494
Sterling Chemicals, Inc. (NON)				10	320
Sun Healthcare Group, Inc. (NON)				178	1,169
USA Mobility, Inc. (NON)				40	1,127
VFB LLC (acquired various dates from 12/21/99 to 10/27/00, cost $214,226) (RES)(NON)				259,509	53,199
VS Holdings, Inc. (NON)				40,417	40
WHX Corp. (NON)				3,964	40,036

Total common stocks (cost $1,963,704)					$574,137

PREFERRED STOCKS (0.5%)(a)

				Shares	Value

Doane Pet Care Co. $7.125 pfd.				1,266	$113,940
Dobson Communications Corp. 13.00% pfd.				1	1,400
First Republic Capital Corp. 144A 10.50% pfd.				80	84,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)				14	95,200
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.				49	55,615

Total preferred stocks (cost $327,415)					$350,155

UNITS (0.4%)(a) (cost $812,266)

				Units	Value

XCL Equity Units (F)				446	$303,881

BRADY BONDS (0.3%)(a)

				Principal amount	Value

Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012				$119,413	$114,935
Peru (Republic of) FRB Ser. 20 YR, 5s, 2017				102,000	99,195

Total brady bonds (cost $208,524)					$214,130

SENIOR LOANS (0.1%)(a)(c) (cost $81,752)

				Principal amount	Value

Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 8 1/2s, 2010				$90,000	$89,325

ASSET-BACKED SECURITIES (0.1%)(a) (cost $60,000)

				Principal amount	Value

Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010				$60,000	$60,328

WARRANTS (0.0%)(a)(NON)

	Expiration date		Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09		$.01	200	$1
MDP Acquisitions PLC 144A	10/01/13	EUR	.001	89	2,492
Mikohn Gaming Corp. 144A	8/15/08		$7.70	70	1,092
NTL, Inc.	1/13/11		262.93	8	6
Pliant Corp. 144A	6/01/10		.01	80	1
TravelCenters of America, Inc. 144A	5/01/09		.001	120	150
Ubiquitel, Inc. 144A	4/15/10		22.74	350	1
Washington Group International, Inc. Ser. C	1/25/06		33.51	310	5,580

Total warrants (cost $27,664)					$9,323

SHORT-TERM INVESTMENTS (1.2%)(a) (cost $864,361)

				Shares	Value

Putnam Prime Money Market Fund (e)				864,361	$864,361

TOTAL INVESTMENTS
Total investments (cost $69,623,588) (b)					$68,565,175

Putnam Managed High Yield Trust
FORWARD CURRENCY CONTRACTS TO BUY at 8/31/05 (aggregate face value $21,606) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Euro	$21,784	$21,606	9/21/05	$178

Putnam Managed High Yield Trust

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/05 (aggregate face value $2,497,173) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
British Pound	$317,081	$319,339	9/21/05	$2,258
Euro	$2,181,373	$2,177,834	9/21/05	(3,539)

Total				($1,281)

Putnam Managed High Yield Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation
Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.	$24,593	$1,306

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.	9,222	383

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times
2.5% and the fund pays in the event of a credit default in one of the underlying securities in the
basket of BB CMBS securities.	3,074	185

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.	24,593	576

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.	12,296	546

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.	6,148	191

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.	3,074	30

Total		$3,217

NOTES

(a) Percentages indicated are based on net assets of $69,269,056.

(b) The aggregate identified cost on a tax basis is $69,859,019, resulting in gross unrealized appreciation and depreciation of $2,610,198 and $3,904,042, respectively, or net unrealized depreciation of $1,293,844.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2005 was $336,259 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $9,011 for the period ended August 31, 2005. During the period ended August 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $6,126,260 and $6,344,745, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At August 31, 2005, liquid assets totaling $83,000 have been designated as collateral for open credit default contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2005.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005